Other Long-Term Assets	9 Months Ended
Sep. 30, 2013
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	52	63
Investments in associates - listed	10	18
Investments in equity accounted joint ventures	1,170	972
Carrying value of equity method investments	1,232	1,053

Investment in marketable equity securities - available for sale	45	69
Investment in marketable debt securities - held to maturity	7	7
Investment in non-marketable equity securities - available for sale	2	2
Investment in non-marketable assets - held to maturity	2	3
Investment in non-marketable debt securities - held to maturity	78	86
Restricted cash	30	29
Other non-current assets	56	111
	1,452	1,360

	Investment in associates

	During the third quarter of 2013, the Company recovered $31 million (net of expenses) of an outstanding loan to Thani Ashanti Alliance Limited. The recovery is reflected in equity (loss)/income in associates for 2013. The loan to Thani Ashanti Alliance Limited was fully impaired in 2012.

	Impairment of associates and equity accounted joint ventures (1)

	The Company recognized the following impairments which are included in equity (loss)/income in associates:
		Nine months ended September 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)
	Associates
	Mariana Resources Limited (2)	4	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Sadiola S.A. (3)	184	-
	Société des Mines de Morila S.A. (4)	12	-
	Thani Ashanti Alliance Limited (5)	1	-
		201	-

(1)	The impairments recognized had no tax effects.

(2)	The carrying amount of the listed associate was written down to fair value.

(3)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of the investment was impaired and written off.

(4)	The carrying amount was written down to a fair value of $14 million.

(5)	Investment fully impaired.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.
	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Cost	15	50
Gross unrealized gains	30	21
Gross unrealized losses	-	(2)
Fair value (net carrying value)	45	69

Other-than-temporary impairments and disposal of marketable equity securities – available for sale
	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments

International Tower Hill Mines Ltd (United States of America)	23	-
Corvus Gold Incorporated (United States of America)	2	-
First Uranium Corporation (South Africa)	2	4
Village Main Reef Limited (South Africa)	1	-
Stratex International plc (Isle of Man)	1	-
	29	4

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

Disposal of marketable equity securities

The Company's disposal of marketable equity securities resulted in the following reclassification of gains of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	(1)	-

In addition, the Company holds various equities as strategic investments in gold exploration companies. Two of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At September 30, 2013

Aggregate fair value of investments with unrealized losses	-	-	-
Aggregate unrealized losses	-	-	-

At December 31, 2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investment in marketable debt securities - held to maturity	7	7
Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $8 million (2012: $11 million) and gross unrealized gains of $1 million (2012: $4 million).

Investment in non-marketable equity securities - available for sale	2	2
The non-marketable equity investments mainly represent shares held in XDM Resources Limited.

Investment in non-marketable assets - held to maturity	2	3
Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

Investment in non-marketable debt securities - held to maturity	78	86
Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

As at September 30, 2013 the contractual maturities of debt securities were as follows:

Marketable debt securities

After five years	3
After ten years	4
	7

Non-marketable debt securities

Less than one year	78

Restricted cash	30	29
Restricted cash mainly represent cash balances held by environmental rehabilitation trust funds and an environmental protection bond.

Financing receivables
Loans of $2 million (2012: $40 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.